Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventories

Inventories are comprised of:

	December 31, 2012	December 31, 2011
Finished goods	1,249,725	1,530,752
Raw materials and purchased parts	584,799	757,054
Work-in-process	238,665	305,090

Total inventories	2,073,189	2,592,896

Schedule of Change in Write-downs of Inventories by Segment

The change in the write-downs of inventories by segment for the years ended December 31 is presented below:

	2012	2011	2010
Steel segment	14,308	3,873	(15,970)
Mining segment.	18,399	16,605	(6,614)
Ferroalloy segment	8,399	276	2,186
Energy segment	(71)	(2,478)	173

Total change in the write-down of inventories	41,035	18,276	(20,225)